UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number     811-21063
                                             -----------------------------

                         BACAP Opportunity Strategy, LLC
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             101 South Tryon Street
                               Charlotte, NC 28255
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        National Corporate Research, Ltd.
                            615 South DuPont Highway
                                 County of Kent
                                  City of Dover
                             State of Delaware 19901
       -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 704-388-4353
                                                           ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


-------------------------------------------------------------- BACAP OPPORTUNITY
                                                                   STRATEGY, LLC










     FINANCIAL STATEMENTS

     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                         BACAP OPPORTUNITY STRATEGY, LLC

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004






                                    CONTENTS






Statement of Assets, Liabilities and Members' Capital .................   1
Statement of Operations................................................   2
Statement of Changes in Members' Capital - Net Assets..................   3
Notes to Financial Statements..........................................   4
Schedule of Portfolio Investments......................................  13
Schedule of Securities Sold, Not Yet Purchased.........................  20

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                   JUNE 30, 2004
                                                                                    (UNAUDITED)
ASSETS

Investments in securities, at market value (cost - $73,793)                     $           75,098
Cash equivalents                                                                                 2
Deposit with Prime Broker for securities sold, not yet purchased                            18,172
Receivable for investment securities sold                                                    5,042
Receivable from investment adviser                                                              74
Interest receivable                                                                             25
Dividends receivable                                                                            14
                                                                               --------------------
       TOTAL ASSETS                                                                         98,427
                                                                               --------------------
LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $23,816)                    23,961
Distribution payable                                                                         5,192
Payable for investment securities purchased                                                  3,532
Management fee payable                                                                          58
Custody fees payable                                                                            51
Accounting and investor servicing fees payable                                                  36
Interest payable                                                                                23
Dividends payable on securities sold, not yet purchased                                         13
Accrued expenses                                                                               230
                                                                               --------------------

       TOTAL LIABILITIES                                                                    33,096
                                                                               --------------------

             MEMBERS' CAPITAL                                                   $           65,331
                                                                               ====================

MEMBERS' CAPITAL

Represented by:
Paid in Capital                                                                 $           64,171
Net unrealized appreciation on investments and
   securities sold, not yet purchased                                                        1,160
                                                                               --------------------

       MEMBERS' CAPITAL                                                         $           65,331
                                                                               ====================



The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS ENDED
                                                                                     JUNE 30, 2004
                                                                                      (UNAUDITED)
Investment Income
    Interest                                                                        $             68
    Dividends (net of foreign taxes withheld $1)                                                  45
                                                                                   ------------------
                                                                                                 113
                                                                                   ------------------
EXPENSES
    Management fees                                                                              303
    Dividends on securities sold, not yet purchased                                              134
    Legal fees                                                                                   100
    Prime broker fees                                                                             87
    Custodian fees                                                                                85
    Accounting and investor servicing fees                                                        65
    Audit fees                                                                                    44
    Insurance fees                                                                                34
    Board of Managers' fees and expenses                                                          20
    Registration fees                                                                             11
    Interest expense                                                                               9
    Miscellaneous                                                                                 10
                                                                                   ------------------

          TOTAL EXPENSES                                                                         902
          LESS: EXPENSE WAIVER                                                                  (189)
                                                                                   ------------------
          NET EXPENSE                                                                            713

          NET INVESTMENT LOSS                                                                   (600)
                                                                                   ------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM:
       Investment securities                                                                    (629)
       Securities sold, not yet purchased                                                         94
                                                                                   ------------------
          NET REALIZED LOSS ON INVESTMENTS                                                      (535)

    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
          AND SECURITIES SOLD, NOT YET PURCHASED
       Investment securities                                                                  (4,986)
       Securities sold, not yet purchased                                                        299
                                                                                   ------------------
                                                                                              (4,687)
                                                                                   ------------------

          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
             AND SECURITIES SOLD, NOT YET PURCHASED                                           (5,222)
                                                                                   ------------------

          NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                $         (5,822)
                                                                                   ==================



The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                           (UNAUDITED)
                                                                       ----------------------------------------------------
                                                                         AFFILIATED
                                                                          MEMBERS*           MEMBERS             TOTAL
                                                                       --------------    ---------------    ---------------
MEMBERS' CAPITAL, DECEMBER 31, 2002                                     $        288      $      23,365      $      23,653

    Capital contributions                                                          -             17,163             17,163
    Capital withdrawals                                                       (2,501)            (3,509)            (6,010)
    Offering Costs                                                                 -                (15)               (15)
    Re-allocation of organizational costs                                          1                 (1)                 -
    Net investment loss                                                           (4)              (661)              (665)
    Net realized gain on investments                                              26              6,468              6,494
    Net change in unrealized appreciation on investments                          52              6,007              6,059
         and securities sold, not yet purchased
    Incentive allocation from affiliated member                                  (15)                 -                (15)
    Incentive allocation                                                       2,312             (2,297)                15
                                                                       --------------    ---------------    ---------------

MEMBERS' CAPITAL, DECEMBER 31, 2003                                     $        159      $      46,520      $      46,679
    (UNAUDITED)

    Capital contributions                                                          -             29,666             29,666
    Capital withdrawals                                                            -             (5,192)            (5,192)
    Net investment loss                                                           (2)              (598)              (600)
    Net realized gain (loss) on investments                                                        (535)              (535)
    Net change in unrealized depreciation on investments                         (13)            (4,674)            (4,687)
                                                                       --------------    ---------------    ---------------

MEMBERS' CAPITAL, JUNE 30, 2004                                         $        144      $      65,187      $      65,331
                                                                       ==============    ===============    ===============

* The Affiliated Members are BACAP Advisory Partners, LLC and Banc of America Capital Management, LLC.



The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          BACAP Opportunity Strategy, LLC (the "Fund") was organized as a limited liability company under the laws of the State of Delaware in March 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, closed-end management investment company. The Fund's term is perpetual unless the Fund is otherwise terminated in accordance with the terms of the First Amended and Restated Limited Liability Company Agreement (the "Agreement") dated as of June 27, 2003. The Fund's investment objective is to achieve long-term capital appreciation. It pursues this objective by investing its assets primarily in long and short positions in securities of (i) companies engaged in developing, producing or delivering technology related products or services; (ii) companies that may benefit from, or be disadvantaged by, technology related products or services and (iii) companies that derive significant revenues from businesses that may be affected by technological events and advances. The Fund's portfolio of securities in the technology area is expected to consist primarily of equity securities of both U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

          The Board of Managers of the Fund ("Board of Managers") provides broad oversight over the operations and affairs of the Fund. BACAP Advisory Partners, LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Fund and is responsible for managing the Fund's investment activities pursuant to an investment advisory agreement. BACAP Distributors, LLC (the Distributor) is the managing member and controlling person of the Adviser. Alkeon Capital Management, LLC, a member of the Adviser, has been retained to serve as the Fund's sub-adviser and provides day-to-day investment management services to the Fund, subject to the general supervision of the Adviser.

          The acceptance of initial and additional capital contributions from members of the Fund ("Members") is subject to approval by the Board of Managers. The Board of Managers has delegated this responsibility to the Distributor provided that the Distributor reviews applicable subscription documentation and determines that the prospective Members satisfy applicable eligibility requirements to become Members. The interests of Members are represented by limited liability company interests ("Interests"). The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Such repurchases are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Fund offer to repurchase Interests from Members twice each year, effective as of June 30 and December 31 of each year. The Fund can be dissolved if a Member's written request made in accordance with the Agreement to liquidate their entire interest has not been repurchased by the Fund within two years from the date of request.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates for income and expense accruals and valuation of certain securities utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

          Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

          A.   PORTFOLIO VALUATION

          Domestic exchange traded securities (other than equity securities traded primarily on the NASDAQ Stock Market, Inc. ("NASDAQ") and options) are valued at their last composite sale prices on the date of valuation as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by the principal exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange.

          Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

          Securities traded primarily on NASDAQ are valued at the NASDAQ official closing price ("NOCP") (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ's best bid price if the last trade price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price.) If no NOCP is available, the security is valued at the last sale price on the NASDAQ prior to the calculation of the net assets of the Fund. If no sale is shown on NASDAQ, the bid price is used. If no sale is shown and no bid or ask price is available, the price will be deemed "stale" and the value will be determined by, or in accordance with, the fair valuation procedures set forth by the Board of Managers.

          Exchange traded options are generally valued at their latest reported sales price as reported by the exchange. Over the counter options are generally valued using the mean between the latest bid or ask prices.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)


          Debt securities are valued in accordance with the procedures described above. Alternatively, debt securities may be valued by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers and/or the Valuation Committee established by the Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

          Shares of open-end investment companies held in the Fund's portfolio will be valued at the latest NAV reported by the investment company.

          If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or in accordance with the procedures adopted by the Board of Managers.

          All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When, in the judgment of the Fund's adviser or sub-adviser, an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or in accordance with procedures adopted by the Board of Managers.

          B.   CASH EQUIVALENTS

          The Fund treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2004, $14,640 in cash equivalents was invested in a PNC Bank Money Market Deposit Account.

          C.   INCOME TAXES

          The Fund is a limited liability company and has elected to be treated as a Partnership for federal income tax purposes. No provision for the payment of Federal, state or local income taxes on the profits of the Fund has been made. The Members are individually liable for the income taxes on their share of the Fund's income.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

          In consideration of services provided by the Adviser, the Fund pays the Adviser a fee computed and paid monthly at the annual rate of 1.00% of the aggregate value of outstanding Interests determined as of the last day of each month (before reduction for any repurchase of Interests or the Incentive Allocation (as defined below).

          The Fund's portfolio transactions may be executed by brokerage firms affiliated with the Adviser and Alkeon Capital Management, LLC. During the six months ended June 30, 2004, Banc of America Securities LLC and Mainsail Group LLC earned $38,222 and $10,646, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

          The Adviser serves as the Special Advisory Member of the Fund. In such capacity, the Adviser is entitled to receive a performance-based incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member, generally computed as of the end of each calendar year, of 20% of the net profits allocated to the Member. The Incentive Allocation will apply only to net profits allocable to the Member for the applicable period that exceed previously allocated net losses. During the six months ended June 30, 2004, no Incentive Allocation was made to the Adviser. Alkeon Capital Management, LLC, as a non-managing member of the Adviser, has a right to participate in the revenues of the Adviser, including the Incentive Allocation.

          Each member of the Board of Managers (a "Manager") who is not an "interested person" (as defined by the Act) of the Fund, receives an annual retainer of $6,000 plus $1,000 for each Board or committee meeting attended, other than any committee meeting conducted on the same day as or within on day of a meeting of the Board of Managers. All non-interested Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

          PFPC Trust Company (the "Custodian") serves as custodian of the Fund's assets. PFPC Inc. serves as the Administrator, Investor Services and Accounting Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and investor related services. PFPC Inc. has waived $2,500 of its fees for the six months ended June 30, 2004.

          The Adviser has entered into an agreement with the Fund to waive its fees or absorb Fund expenses to the extent necessary to limit the total annual ordinary operating expenses of the Fund to 2.30%, excluding organization and offering costs, incentive allocations and interest expense. In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the expense limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts to the extent that such reimbursement would not cause the Fund to exceed the expense limitation in effect at the time of recovery. At June 30, 2004, the amount potentially recoverable is $871,629, representing an increase of $186,306 from December 31, 2003, which relates to the waiver from the Adviser for the six months ended June 30, 2004.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     4.   SECURITIES TRANSACTIONS

          Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2004, amounted to $110,106,808, and $73,524,450, respectively.

          At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2004, accumulated net unrealized appreciation on investments was $1,160,113, consisting of $6,716,335 gross unrealized appreciation and $5,556,222 gross unrealized depreciation.

     5.   SHORT-TERM BORROWINGS

          The Fund has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.0875%. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2004, the Fund had no outstanding margin borrowings. For the six months ended June 30, 2004, the average daily amount of such borrowings was $1,056,913 and the daily average interest rate was 1.72%.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

          In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, but not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the six months ended June 30, 2004.

          The Fund maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

          Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby create a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to purchase such securities may exceed the amount indicated in the statement of assets, liabilities and members' capital.

          A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

          When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value. During the six months ended June 30, 2004, there were no transactions in written options.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     7.   FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for each of the periods presented:

                                                                                                        OCTOBER 1, 2002
                                                              SIX MONTHS                               (COMMENCEMENT OF
                                                                ENDED                                     OPERATIONS)
                                                               JUNE 30,             YEAR ENDED             THROUGH
                                                                2004**             DECEMBER 31,          DECEMBER 31,
                                                             (UNAUDITED)              2003**                 2002**
                                                            ------------           ------------        ----------------
          Net assets, end of period (000)                    $    65,331           $    46,679           $    23,653
          Ratio of net investment income (loss)
          to average net assets*                                   (1.96%)               (1.76%)               (2.25%)
          Ratio of expenses to average net assets
          (excluding organizational and interest
          expenses)*                                               (2.30%)               (2.30%)               (2.30%)
          Ratio of expenses to average net
          assets, net of waivers *                                 (2.33%)               (2.35%)               (3.23%)
          Ratio of expenses to average net
          assets, gross of waivers *                               (2.95%)               (3.78%)               (7.33%)
          Ratio of Incentive Allocation to
          average net assets                                           0%                 5.99%                    0%

          Portfolio turnover rate                                     99%                  413%                  273%
          Total return (excluding Incentive
          Allocation) ***                                          (9.30)%               38.40%                (0.51%)
          Total return (including Incentive
          Allocation) ****                                         (9.30)%               30.72%                (0.51%)

           * Ratios are annualized and reflect the re-allocation of organizational expenses to all Members.
           ** Net investment income (loss) ratio, expenses to average net assets ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.
           *** Total return is net of all fees including performance based fees but excluding the Incentive Allocation.
           **** Total return is net of all fees including performance based fees and the Incentive Allocation.

     8.   SUBSEQUENT EVENTS

          Effective for the period from July 1, 2004 through August 15, 2004, the Fund received capital contributions from investors of $1,097,750.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     9.   LITIGATION EVENT

          On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against an unaffiliated hedge fund and its managers. The complaint alleged, among other things, that the hedge fund engaged in improper trading in various mutual funds, including certain Nations Funds, for which the Distributor and an affiliate of the Adviser serve as distributor and investment adviser, respectively. Specifically, the NYAG alleged that the hedge fund and its managers engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the Securities and Exchange Commission ("SEC") announced a civil action, against a former employee of Banc of America Securities, LLC, an affiliate of the Distributor and Adviser.

          In connection with these events, various lawsuits have been filed, some of which name the Distributor and certain of its affiliates, among others, as defendants (see Civil Litigation below).

          SETTLEMENTS IN PRINCIPLE WITH REGULATORS

          On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

          When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

          BANK OF AMERICA CORPORATION ACQUISITION OF FLEET

          On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the Agreements with the NYAG and the SEC.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     9.   LITIGATION EVENT (CONTINUED)

          If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, the Adviser and Distributor are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Fund. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that the Adviser and Distributor would seek any necessary exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Fund.

          CIVIL LITIGATION

          In connection with the events described above, various parties have filed suit against the Distributor, as well as a former President and Manager of the Fund, and affiliates of the Adviser and Distributor, among others, in connection with their relationships with the Nations Funds. These cases have been transferred to the United States District Court for the District of Maryland, where they have been consolidated into a multi-district proceeding with numerous other cases concerning alleged improper market timing and late trading in mutual funds.

          These lawsuits and certain regulatory investigations are ongoing. Accordingly, an estimate of financial impact of this litigation on the Fund, if any, cannot currently be made.

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
(IN THOUSANDS)


                                                                                        JUNE 30, 2004
       SHARES                                                                               VALUE
                   COMMON STOCK - 113.03%
                     APPLICATIONS SOFTWARE - 9.49%
       184,840           Microsoft Corp.                                     (a)        $      5,279
        34,016           Quest Software, Inc.*                               (a)                 439
        45,320           Siebel Systems, Inc.*                               (a)                 484
                                                                                         -----------
                                                                                               6,202
                                                                                         -----------
                     BROADCASTING SERVICES / PROGRAMMING - 0.81%
        62,170           New Frontier Media, Inc.*                           (a)                 530
                                                                                         -----------
                     CABLE TELEVISION - 1.84%
        26,800           Comcast Corp., Special Class A*                     (a)                 740
        14,990           EchoStar Communications Corp., Class A*             (a)                 461
                                                                                         -----------
                                                                                               1,201
                                                                                         -----------
                     CASINO SERVICES - 0.82%
        28,160           Scientific Games Corp., Class A*                                        539
                                                                                         -----------
                     COMPUTER AIDED DESIGN - 0.54%
        70,010           Parametric Technology Corp.*                        (a)                 350
                                                                                         -----------
                     COMPUTER DATA SECURITY - 0.14%
        26,590           BindView Development Corp.*                         (a)                  93
                                                                                         -----------
                     COMPUTER SERVICES - 0.67%
        26,770           CompuCom Systems, Inc.*                             (a)                 121
        20,250           LivePerson, Inc.*                                                        61
         9,720           SunGard Data Systems, Inc.*                                             253
                                                                                         -----------
                                                                                                 435
                                                                                         -----------
                     COMPUTERS - 5.23%
        95,380           Dell, Inc.*                                         (a)               3,417
                                                                                         -----------
                     COMPUTERS - INTEGRATED SYSTEMS - 1.05%
       312,830           Silicon Graphics, Inc.*                             (a)                 688
                                                                                         -----------
                     COMPUTERS - MEMORY DEVICES - 0.90%
        41,910           Maxtor Corp.*                                       (a)                 278
        35,640           Western Digital Corp.*                                                  309
                                                                                         -----------
                                                                                                 587
                                                                                         -----------
                     COMPUTERS - PERIPHERAL EQUIPMENT - 1.79%
         5,960           Interphase Corp.*                                   (a)                  61
        11,460           Lexmark International, Inc., Class A*                                 1,106
                                                                                         -----------
                                                                                               1,167
                                                                                         -----------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)


                                                                                        JUNE 30, 2004
       SHARES                                                                               VALUE
                   COMMON STOCK (CONTINUED)
                     CONSULTING SERVICES - 0.45%
        34,240           DiamondCluster International, Inc.*                 (a)        $        298
                                                                                         -----------
                     DRUG DELIVERY SYSTEMS - 0.35%
        16,870           Alkermes, Inc.*                                     (a)                 229
                                                                                         -----------
                     E-COMMERCE / SERVICES - 0.95%
       155,150           HomeStore, Inc.*                                    (a)                 619
                                                                                         -----------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.36%
        33,200           Flextronics International Ltd.*                     (a)                 530
        26,600           Jabil Circuit, Inc.*                                (a)                 670
        37,620           Sanmina-SCI Corp.*                                  (a)                 342
                                                                                         -----------
                                                                                               1,542
                                                                                         -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 22.88%
        98,680           Altera Corp.*                                       (a)               2,193
        54,450           Applied Micro Circuits Corp.*                       (a)                 290
       132,960           ATI Technologies, Inc.*                             (a)               2,508
        23,880           Broadcom Corp., Class A*                            (a)               1,117
       140,850           Intel Corp.                                         (a)               3,887
         7,293           Leadis Technology, Inc.*                                                 98
        41,550           Micron Technology, Inc.*                            (a)(b)              636
        20,767           National Semiconductor Corp.*                       (a)                 457
        65,400           PMC-Sierra, Inc.*                                   (a)                 938
        23,310           Silicon Image, Inc.*                                (a)                 306
        55,020           Skyworks Solutions, Inc.*                                               480
        61,290           Xilinx, Inc.                                                          2,041
                                                                                         -----------
                                                                                              14,951
                                                                                         -----------
                     ELECTRONIC DESIGN AUTOMATION - 0.43%
        19,250           Cadence Design Systems, Inc.*                                           282
                                                                                         -----------
                     ENTERPRISE SOFTWARE / SERVICES - 5.53%
        29,500           BEA Systems, Inc.*                                  (a)                 242
        37,030           Informatica Corp.*                                  (a)                 283
        61,340           Micromuse, Inc.*                                    (a)                 410
        67,320           Novell, Inc.*                                       (a)                 565
       150,590           Oracle Corp.*                                       (a)               1,796
        31,460           Ultimate Software Group, Inc.*                                          318
                                                                                         -----------
                                                                                               3,614
                                                                                         -----------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)


                                                                                        JUNE 30, 2004
       SHARES                                                                               VALUE
                   COMMON STOCK (CONTINUED)
                     ENTERTAINMENT SOFTWARE - 3.97%
        49,150           Activision, Inc.*                                   (a)        $        781
        79,110           THQ, Inc.*                                          (a)               1,812
                                                                                         -----------
                                                                                               2,593
                                                                                         -----------
                     GAMBLING (NON-HOTEL) - 0.32%
        50,840           Youbet.com, Inc.*                                                       210
                                                                                         -----------
                     INTERNET APPLICATION SOFTWARE - 0.72%
        29,970           BroadVision, Inc.*                                  (a)                 126
        49,990           MatrixOne, Inc.*                                                        345
                                                                                         -----------
                                                                                                 471
                                                                                         -----------
                     INTERNET CONTENT - ENTERTAINMENT - 1.12%
         2,233           Audible, Inc.*                                                           27
        19,560           Netflix, Inc.*                                                          703
                                                                                         -----------
                                                                                                 730
                                                                                         -----------
                     INTERNET INFRASTRUCTURE SOFTWARE - 0.39%
        48,030           AsiaInfo Holdings, Inc.*                            (a)                 253
                                                                                         -----------
                     INTERNET SECURITY - 0.71%
        40,100           Secure Computing Corp.*                             (a)                 467
                                                                                         -----------
                     MEDICAL - BIOMEDICAL / GENETICS - 1.77%
         3,200           Biogen Idec, Inc.*                                                      202
        12,100           Chiron Corp.*                                       (a)                 540
         8,760           Genzyme Corp.*                                      (a)(b)              415
                                                                                         -----------
                                                                                               1,157
                                                                                         -----------
                     MEDICAL - DRUGS - 0.63%
        20,350           Angiotech Pharmaceuticals, Inc.*                    (a)                 410
                                                                                         -----------
                     MEDICAL - GENERIC DRUGS - 0.41%
        13,730           Impax Laboratories, Inc.*                                               266
                                                                                         -----------
                     MEDICAL PRODUCTS - 0.97%
        10,000           Henry Schein, Inc.*                                 (a)                 631
                                                                                         -----------
                     MULTIMEDIA - 0.26%
        35,200           Gemstar-TV Guide International, Inc.*                                   169
                                                                                         -----------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                        JUNE 30, 2004
       SHARES                                                                               VALUE
                   COMMON STOCK (CONTINUED)
                     NETWORKING PRODUCTS - 7.48%
       168,170           Cisco Systems, Inc.*                                (a)        $      3,986
        23,670           Hypercom Corp.*                                     (a)                 200
        28,430           Juniper Networks, Inc.*                             (a)                 699
                                                                                         -----------
                                                                                               4,885
                                                                                         -----------
                     POWER CONVERSION/SUPPLY EQUIPMENT - 0.43%
        18,030           Advanced Energy Industries, Inc.*                   (a)                 283
                                                                                         -----------
                     RACETRACKS - 1.39%
        18,660           International Speedway Corp., Class A                                   908
                                                                                         -----------
                     RADIO - 0.45%
        10,720           XM Satellite Radio Holdings, Inc., Class A*                             293
                                                                                         -----------
                     RETAIL - MAIL ORDER - 1.01%
        20,100           Williams-Sonoma, Inc.*                                                  662
                                                                                         -----------
                     SCHOOLS - 0.57%
        13,690           DeVry, Inc.*                                        (a)                 375
                                                                                         -----------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 14.22%
        61,560           Analog Devices, Inc.                                (a)               2,898
        22,870           Cypress Semiconductor Corp.*                        (a)                 325
        31,180           Integrated Device Technology, Inc.*                 (a)                 432
        9,590            Linear Technology Corp.                             (a)                 379
        83,960           Marvell Technology Group Ltd.*                      (a)               2,242
        14,840           Maxim Integrated Products, Inc.                                         778
        11,271           PowerDsine Ltd.*                                                        136
       131,621           Taiwan Semiconductor Manufacturing Company Ltd. -
                           Sponsored ADR                                                       1,094
       100,148           United Microelectronics Corp. - Sponsored ADR*                          432
       117,920           Vitesse Semiconductor Corp.*                                            575
                                                                                         -----------
                                                                                               9,291
                                                                                         -----------
                     SEMICONDUCTOR EQUIPMENT - 10.30%
       121,750           Applied Materials, Inc.*                            (a)               2,389
        53,800           Brooks Automation, Inc.*                            (a)               1,084
        12,510           FormFactor Inc.*                                                        281
        14,530           KLA-Tencor Corp.*                                                       717
        32,490           Lam Research Corp.*                                 (a)                 871
        16,400           MKS Instruments, Inc.*                              (a)                 374


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                        JUNE 30, 2004
       SHARES                                                                               VALUE
                   COMMON STOCK (CONTINUED)
                   SEMICONDUCTOR EQUIPMENT (CONTINUED)
        34,420         Teradyne, Inc.*                                                  $        781
        12,730         Tessera Technologies, Inc.*                                               229
                                                                                         -----------
                                                                                               6,726
                                                                                         -----------
                   TELECOMMUNICATION EQUIPMENT - 4.34%
        33,540         Andrew Corp.*                                         (a)                 671
        70,690         Arris Group, Inc.*                                    (a)                 420
        43,050         Avaya, Inc.*                                          (a)                 680
       168,550         Nortel Networks Corp.*                                (a)                 841
        24,810         Symmetricom, Inc.*                                    (a)                 221
                                                                                         -----------
                                                                                               2,833
                                                                                         -----------
                   TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 1.97%
        33,730         Harmonic, Inc.*                                       (a)                 287
       141,770         JDS Uniphase Corp.*                                   (a)                 537
        63,170         MRV Communications, Inc.*                             (a)                 173
       151,041         Oplink Communications, Inc.*                          (a)                 290
                                                                                         -----------
                                                                                               1,287
                                                                                         -----------
                   TELEPHONE - INTEGRATED - 0.16%
        20,230         Primus Telecommunications Group, Inc.*                (a)                 103
                                                                                         -----------
                   TRANSPORT - SERVICES - 1.69%
        47,990         Sirva, Inc.*                                          (a)               1,104
                                                                                         -----------
                   WEB HOSTING / DESIGN - 0.42%
        38,195         NIC, Inc.*                                                                274
                                                                                         -----------
                   WEB PORTALS / ISP - 0.56%
        39,800         GigaMedia Ltd.*                                                           48
         9,630         SINA Corp.*                                                               318
                                                                                         -----------
                                                                                                 366
                                                                                         -----------
                   WIRELESS EQUIPMENT - 0.54%
        19,390         Motorola, Inc.                                                            354
                                                                                         -----------
                  TOTAL COMMON STOCK (COST $71,466)                                     $     73,845
                                                                                         -----------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                       JUNE 30, 2004
    CONTRACTS                                                                              VALUE
                   PURCHASED OPTIONS - 1.92%
                     CALL OPTIONS - 0.45%
                     COMPUTERS - MEMORY DEVICES - 0.04%
           150           SanDisk Corp., 10/16/04, $25.00                                $         24
                                                                                         -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.02%
           697           Advanced Micro Devices, Inc., 07/17/04, $17.00                           14
                                                                                         -----------
                     INTERNET SECURITY - 0.30%
           454           Check Point Software Technologies Ltd., 07/17/04, $25.00                100
           134           McAfee, Inc., 09/18/04, $17.50                                           20
           670           VeriSign Inc., 08/21/04, $20.00                                          74
                                                                                         -----------
                                                                                                 194
                                                                                         -----------
                     MEDICAL - BIOMEDICAL / GENETICS - 0.06%
            67           Genzyme Corp., 10/16/04, $50.00                                          13
           390           Millennium Pharmaceuticals, Inc., 08/21/04, $17.50                        4
           260           Millennium Pharmaceuticals, Inc., 08/21/04, $20.00                        3
           100           Telik, Inc., 10/16/04, $25.00                                            23
                                                                                         -----------
                                                                                                  43
                                                                                         -----------
                     MEDICAL - DRUGS - 0.02%
           212           King Pharmaceuticals, Inc., 10/16/04, $15.00                              3
           167           Ligand Pharmaceuticals, Inc., Class B, 11/20/04, $22.50                  13
                                                                                         -----------
                                                                                                  16
                                                                                         -----------
                     TELEPHONE - INTEGRATED - 0.01%
           335           Sprint Corp., 08/21/04, $20.00                                            4
           259           Verizon Communications, Inc., 07/17/04, $40.00                            1
                                                                                         -----------
                                                                                                   5
                                                                                         -----------
                     TOTAL CALL OPTIONS (COST $328)                                     $        296
                                                                                         -----------










The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                       JUNE 30, 2004
    CONTRACTS                                                                              VALUE
                     PURCHASED OPTIONS (CONTINUED)
                     PUT OPTIONS - 1.47%
                     CELLULAR TELECOMMUNICATIONS - 0.02%
           128           Vodafone Group PLC - Sponsored ADR, 07/17/04, $22.50           $         10
                                                                                         -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.08%
           268           Micron Technology, Inc., 10/16/04, $13.00                                11
           268           NVIDIA Corp., 09/18/04, $20.00                                           38
                                                                                         -----------
                                                                                                  49
                                                                                         -----------
                     MEDICAL INSTRUMENTS - 0.00%
           128           Edwards Lifesciences Corp., 08/21/04, $30.00                              2
                                                                                         -----------
                     REGISTERED INVESTMENT COMPANY - 1.33%
         2,058           Mini NDX-100 Index Tracking Stock, 12/18/04, $135.00                    782
           194           Mini NDX-100 Index Tracking Stock, 12/18/04, $140.00                     89
                                                                                         -----------
                                                                                                 871
                                                                                         -----------
                     WEB PORTALS / ISP - 0.04%
            60           Sohu.com, Inc., 08/21/04, $17.50                                          6
           254           Sohu.com, Inc., 09/18/04, $15.00                                         19
                                                                                         -----------
                                                                                                  25
                                                                                         -----------
                     TOTAL PUT OPTIONS (COST $1,999)                                             957
                                                                                         -----------
                   TOTAL PURCHASED OPTIONS (COST $2,327)                                       1,253
                                                                                         -----------

                   TOTAL INVESTMENTS (COST $73,793) - 114.95%                                 75,098
                                                                                         -----------

                   OTHER ASSETS, LESS LIABILITIES - (14.95%) **                               (9,767)
                                                                                         -----------

                   NET ASSETS - 100.00%                                                 $     65,331
                                                                                         ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)     Security held in connection with an open put or call option contract.
*       Non-income producing security.
** Includes $14,640 invested in a PNC Bank Money Market Deposit Account, which is 0.02% of net assets.
ADR     American Depository Receipt




The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                       JUNE 30, 2004
       SHARES                                                                              VALUE
                   SECURITIES SOLD, NOT YET PURCHASED - (36.68%)
                     APPLICATIONS SOFTWARE - (0.35%)
        10,050           Red Hat, Inc.                                                  $       (231)
                                                                                         -----------
                     CHEMICALS - SPECIALTY - (0.53%)
         6,100           Cabot Microelectronics Corp.                                           (187)
         2,700           Minerals Technologies, Inc.                                            (156)
                                                                                         -----------
                                                                                                (343)
                                                                                         -----------
                     COMMERCIAL SERVICES - (0.58%)
         9,600           Weight Watchers International, Inc.                                    (376)
                                                                                         -----------
                     COMMERCIAL SERVICES - FINANCE - (1.34%)
         7,020           H&R Block, Inc.                                                        (334)
        16,050           Paychex, Inc.                                                          (544)
                                                                                         -----------
                                                                                                (878)
                                                                                         -----------
                     COMMON TRUST FUND - (3.26%)
        56,390           Semiconductor HOLDRs Trust                                           (2,130)
                                                                                         -----------
                     COMPUTER AIDED DESIGN - (0.63%)
         9,600           Autodesk, Inc.                                                         (411)
                                                                                         -----------
                     COMPUTER SERVICES - (0.20%)
         6,880           Electronic Data Systems Corp.                                          (132)
                                                                                         -----------
                     COMPUTERS - (0.69%)
         5,080           International Business Machines Corp.                                  (448)
                                                                                         -----------
                     COMPUTERS - INTEGRATED SYSTEMS - (0.64%)
         3,340           Kronos, Inc.                                                           (138)
         9,140           National Instruments Corp.                                             (280)
                                                                                         -----------
                                                                                                (418)
                                                                                         -----------
                     COMPUTERS - MEMORY DEVICES - (0.86%)
        20,100           Seagate Technology                                                     (290)
         9,380           Storage Technology Corp.                                               (272)
                                                                                         -----------
                                                                                                (562)
                                                                                         -----------
                     DATA PROCESSING / MANAGEMENT - (0.45%)
         8,050           Acxiom Corp.                                                           (200)
         4,140           Total System Services, Inc.                                             (91)
                                                                                         -----------
                                                                                                (291)
                                                                                         -----------




The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                       JUNE 30, 2004
       SHARES                                                                              VALUE
                   SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                   DENTAL SUPPLIES & EQUIPMENT - (1.03%)
         8,760         Patterson Dental Co.                                             $       (670)
                                                                                         -----------
                   E-COMMERCE / SERVICES - (0.47%)
         3,350         eBay, Inc.                                                               (308)
                                                                                         -----------
                   ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.86%)
         8,920         AVX Corp.                                                                (129)
        15,460         California Micro Devices Corp.                                           (178)
         6,480         Gentex Corp.                                                             (257)
                                                                                         -----------
                                                                                                (564)
                                                                                         -----------
                   ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.41%)
         8,840         Cree, Inc.                                                               (206)
        33,660         Integrated Silicon Solution, Inc.                                        (411)
        10,640         International Rectifier Corp.                                            (441)
        15,100         Microchip Technology, Inc.                                               (476)
        25,120         OmniVision Technologies, Inc.                                            (401)
        18,990         STMicroelectronics N.V.                                                  (418)
        21,760         Texas Instruments, Inc.                                                  (526)
                                                                                         -----------
                                                                                              (2,879)
                                                                                         -----------
                   ELECTRONIC PARTS DISTRIBUTION - (1.35%)
        13,950         Arrow Electronics, Inc.                                                  (374)
        22,360         Avnet, Inc.                                                              (508)
                                                                                         -----------
                                                                                                (882)
                                                                                         -----------
                   ELECTRONIC PRODUCTS - MISCELLANEOUS - (0.08%)
         1,670         Molex, Inc.                                                               (54)
                                                                                         -----------
                   ENTERPRISE SOFTWARE / SERVICES - (0.11%)
         3,960         Sybase, Inc.                                                              (71)
                                                                                         -----------
                   ENTERTAINMENT SOFTWARE - (0.56%)
         6,690         Electronic Arts, Inc.                                                    (365)
                                                                                         -----------
                   HOTELS & MOTELS - (1.19%)
        18,390         Hilton Hotels Corp.                                                      (343)
         8,640         Marriott International, Inc., Class A                                    (431)
                                                                                         -----------
                                                                                                (774)
                                                                                         -----------
                   INSTRUMENTS - SCIENTIFIC - (0.49%)
        14,740         Applera Corp. - Applied Biosystems Group                                 (321)
                                                                                         -----------



The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                       JUNE 30, 2004
       SHARES                                                                              VALUE
                   SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                   INTERNET CONTENT - INFORMATION / NETWORK - (0.13%)
         9,700         Autobytel, Inc.                                                  $        (88)
                                                                                         -----------
                   INTERNET SECURITY - (0.70%)
        16,150         McAfee, Inc.                                                             (293)
         8,060         RSA Security, Inc.                                                       (165)
                                                                                         -----------
                                                                                                (458)
                                                                                         -----------
                   MEDICAL - BIOMEDICAL / GENETICS - (0.75%)
        14,930         Affymetrix, Inc.                                                         (489)
                                                                                         -----------
                   MEDICAL - DRUGS - (0.54%)
         7,490         Merck & Co., Inc.                                                        (356)
                                                                                         -----------
                   MEDICAL - HOSPITALS - (1.47%)
        10,300         HCA, Inc.                                                                (428)
         9,720         Health Management Associates, Inc.                                       (218)
         6,890         Universal Health Services, Inc., Class B                                 (316)
                                                                                         -----------
                                                                                                (962)
                                                                                         -----------
                   MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.67%)
         6,260         Cardinal Health, Inc.                                                    (438)
                                                                                         -----------
                   MEDICAL INSTRUMENTS - (0.34%)
         4,740         Ventana Medical Systems, Inc.                                            (225)
                                                                                         -----------
                   MOTORCYCLE / MOTOR SCOOTER - (0.68%)
         7,220         Harley-Davidson, Inc.                                                    (447)
                                                                                         -----------
                   MULTIMEDIA - (0.27%)
         4,860         Viacom, Inc., Class B                                                    (174)
                                                                                         -----------
                   OFFICE FURNISHINGS - ORIGINAL - (0.67%)
        15,210         Herman Miller, Inc.                                                      (440)
                                                                                         -----------
                   PUBLISHING - NEWSPAPERS - (1.01%)
         6,560         Dow Jones & Co., Inc.                                                    (296)
         8,040         Tribune Co.                                                              (366)
                                                                                         -----------
                                                                                                (662)
                                                                                         -----------
                   RADIO - (0.37%)
        77,710         Sirius Satellite Radio, Inc.                                             (239)
                                                                                         -----------





The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                                       JUNE 30, 2004
       SHARES                                                                              VALUE
                     SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     REGISTERED INVESTMENT COMPANY - (2.58%)
        20,110           iShares Lehman 20+ Year Treasury Bond Fund                     $     (1,682)
                                                                                         -----------
                     RENTAL AUTO/EQUIPMENT - (0.25%)
         9,040           United Rentals, Inc.                                                   (162)
                                                                                         -----------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.34%)
        26,700           Micrel, Inc.                                                           (324)
        22,140           Power Integrations, Inc.                                               (551)
                                                                                         -----------
                                                                                                (875)
                                                                                         -----------
                     SEMICONDUCTOR EQUIPMENT - (1.42%)
        14,890           ATMI, Inc.                                                             (406)
        15,260           DuPont Photomasks, Inc.                                                (310)
         6,700           Novellus Systems, Inc.                                (a)              (211)
                                                                                         -----------
                                                                                                (927)
                                                                                         -----------
                     TELECOMMUNICATION EQUIPMENT - (0.36%)
        16,150           Nokia Corp. - Sponsored ADR                                            (235)
                                                                                         -----------
                     TELEPHONE - INTEGRATED - (2.43%)
         9,570           ALLTEL Corp.                                                           (484)
        17,340           BellSouth Corp.                                                        (455)
        26,730           SBC Communications, Inc.                                               (648)
                                                                                         -----------
                                                                                              (1,587)
                                                                                         -----------
                     THEATERS - (0.28%)
        10,120           Regal Entertainment Group, Class A                                     (183)
                                                                                         -----------
                     WIRELESS EQUIPMENT - (0.34%)
        29,810           RF Micro Devices, Inc.                                                 (224)
                                                                                         -----------

                   TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $23,816)          $    (23,961)
                                                                                         ===========




The accompanying notes are an integral part of these financial statements.

BOSSAR -- 0804


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
     Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       BACAP Opportunity Strategy, LLC
            -----------------------------------------------------------------

By (Signature and Title)*             /s/ Larry Morgenthal
                         ----------------------------------------------------
                             Larry Morgenthal, President
                             (principal executive officer)

Date               August 27, 2004
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Larry Morgenthal
                         ----------------------------------------------------
                             Larry Morgenthal, President
                             (principal executive officer)

Date               August 27, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*             /s/ Kevin J. Connaughton
                         ----------------------------------------------------
                             Kevin J. Connaughton, Chief Financial Officer (principal financial officer)

Date               September 7, 2004
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.